Prepayments and other current assets (Details) - USD ($)	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Prepayments and other current assets
Prepaid service fees	$ 1,708,093	$ 1,385,756	$ 900,968	$ 0
Prepaid legal service fee	8,334	575,594
Prepaid insurance fee	68,110
Other current assets		1,752	1,843	0
Total	$ 1,784,537	$ 1,963,102	$ 902,811	$ 1,973